UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

                                                                           Value
LSV VALUE EQUITY FUND                                      Shares          (000)
---------------------                                    ----------   ----------
COMMON STOCK (99.7%)
AEROSPACE & DEFENSE (3.3%)
   Boeing                                                   243,500   $   10,303
   L-3 Communications Holdings, Cl 3                         92,000        7,270
   Northrop Grumman                                         315,200       15,167
   Textron                                                  553,200        4,995
   United Technologies                                      151,400        7,266
                                                                      ----------
                                                                          45,001
                                                                      ----------
AGRICULTURAL OPERATIONS (1.3%)
   Archer-Daniels-Midland                                   614,200       16,817
                                                                      ----------
AGRICULTURAL PRODUCTS (0.3%)
   Corn Products International                              186,000        4,306
                                                                      ----------
AIRCRAFT (1.4%)
   Honeywell International                                  257,000        8,432
   Lockheed Martin                                          131,900       10,821
                                                                      ----------
                                                                          19,253
                                                                      ----------
APPAREL RETAIL (0.7%)
   Gap                                                      845,200        9,534
                                                                      ----------
APPAREL/TEXTILES (0.1%)
   Jones Apparel Group                                      534,900        1,851
                                                                      ----------
ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   Bank of New York Mellon                                  335,900        8,646
   Federated Investors, Cl B                                177,310        3,461
                                                                      ----------
                                                                          12,107
                                                                      ----------
AUTOMOTIVE (0.5%)
   Autoliv                                                  149,100        2,742
   Goodyear Tire & Rubber *                                 543,400        3,353
                                                                      ----------
                                                                           6,095
                                                                      ----------
AUTOPARTS (0.1%)
   ArvinMeritor                                             878,500        1,537
                                                                      ----------
BANKS (7.8%)
   Bank of America                                        2,132,510       14,032
   BB&T                                                     438,465        8,677
   Comerica                                                 458,100        7,632
   Huntington Bancshares                                  1,355,500        3,904
   JPMorgan Chase                                         1,265,400       32,280
   Keycorp                                                  812,800        5,917
   PNC Financial Services Group                             297,600        9,678
   Regions Financial                                        939,237        3,250
   SunTrust Banks                                           145,850        1,788
   Wells Fargo                                              745,600       14,092
   Zions Bancorporation                                     227,300        3,391
                                                                      ----------
                                                                         104,641
                                                                      ----------
BIOTECHNOLOGY (1.2%)
   Amgen *                                                  301,500       16,537
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.4%)
   CBS, Cl B                                                726,800        4,157
   Sinclair Broadcast Group, Cl A                           726,000        1,343
                                                                      ----------
                                                                           5,500
                                                                      ----------

                                                                           Value
                                                           Shares          (000)
                                                         ----------   ----------
CHEMICALS (2.4%)
   Dow Chemical                                             585,800   $    6,789
   Eastman Chemical                                         334,700        8,686
   Ferro                                                    378,400        1,498
   Lubrizol                                                 239,700        8,179
   PPG Industries                                           189,600        7,125
                                                                      ----------
                                                                          32,277
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL (0.2%)
   RadioShack                                               233,100        2,671
                                                                      ----------
COMPUTERS & SERVICES (4.0%)
   Computer Sciences *                                      394,500       14,533
   Hewlett-Packard                                          192,700        6,696
   International Business Machines                          133,400       12,226
   Microsoft                                                237,600        4,063
   Seagate Technology                                     1,154,700        4,376
   Sun Microsystems *                                       838,600        3,489
   United Online                                            344,600        2,109
   Western Digital *                                        455,900        6,693
                                                                      ----------
                                                                          54,185
                                                                      ----------
CONSUMER PRODUCTS (1.2%)
   Hasbro                                                   305,300        7,367
   Mattel                                                   320,500        4,548
   Polaris Industries                                       192,705        4,099
                                                                      ----------
                                                                          16,014
                                                                      ----------
DIVERSIFIED MANUFACTURING (0.2%)
   Tredegar                                                 124,700        2,058
                                                                      ----------
ELECTRICAL SERVICES (4.1%)
   Alliant Energy                                           369,700       10,658
   American Electric Power                                  250,600        7,856
   OGE Energy                                               240,800        5,943
   Pinnacle West Capital                                    309,700       10,366
   Sempra Energy                                            238,700       10,465
   Xcel Energy                                              516,400        9,533
                                                                      ----------
                                                                          54,821
                                                                      ----------
FINANCIAL SERVICES (2.7%)
   Advance America Cash Advance Centers                     622,300          877
   Citigroup                                              2,050,952        7,281
   Discover Financial Services                              441,500        3,157
   Goldman Sachs Group                                      102,500        8,275
   Morgan Stanley                                           846,100       17,116
                                                                      ----------
                                                                          36,706
                                                                      ----------
FOOD, BEVERAGE & TOBACCO (3.4%)
   Coca-Cola Enterprises                                    953,100       10,703
   Del Monte Foods                                          976,400        6,503
   Pepsi Bottling Group                                     771,600       14,884
   PepsiAmericas                                             89,300        1,440
   Supervalu                                                694,800       12,187
                                                                      ----------
                                                                          45,717
                                                                      ----------
HOTELS & LODGING (0.1%)
   Wyndham Worldwide                                        155,560          954
                                                                      ----------

SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

                                                                           Value
LSV VALUE EQUITY FUND                                      Shares          (000)
---------------------                                    ----------   ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.0%)
   Leggett & Platt                                          246,461   $    3,078
   Whirlpool                                                303,700       10,153
                                                                      ----------
                                                                          13,231
                                                                      ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
   Constellation Energy Group                               221,100        5,815
   Mirant *                                                 382,800        6,573
                                                                      ----------
                                                                          12,388
                                                                      ----------
INSURANCE (8.6%)
   Allstate                                                 750,200       16,257
   American Financial Group                                 592,100       10,054
   Chubb                                                    613,500       26,123
   Cigna                                                    391,900        6,803
   Cincinnati Financial                                     269,700        5,915
   Coventry Health Care *                                   577,550        8,738
   Genworth Financial, Cl A                                 567,200        1,316
   Hartford Financial Services Group                        363,400        4,782
   Lincoln National                                         195,031        2,951
   Loews                                                    214,800        5,241
   MetLife                                                  201,400        5,786
   Prudential Financial                                     176,400        4,542
   Stancorp Financial Group                                 156,600        4,044
   Travelers                                                359,204       13,880
                                                                      ----------
                                                                         116,432
                                                                      ----------
LEASING & RENTING (0.4%)
   Ryder System                                             165,100        5,577
                                                                      ----------
MACHINERY (3.8%)
   Black & Decker                                           278,192        8,043
   Caterpillar                                              467,100       14,410
   Crane                                                    368,000        6,411
   Cummins                                                  156,100        3,743
   Illinois Tool Works                                      242,600        7,923
   Parker Hannifin                                          267,500       10,221
                                                                      ----------
                                                                          50,751
                                                                      ----------
MEASURING DEVICES (0.1%)
   MKS Instruments *                                        123,449        1,734
                                                                      ----------
MOTORCYCLE MANUFACTURERS (0.6%)
   Harley-Davidson                                          623,800        7,598
                                                                      ----------
MULTIMEDIA (1.2%)
   Time Warner                                            1,683,200       15,704
                                                                      ----------
OFFICE ELECTRONICS (0.7%)
   Xerox                                                  1,482,600        9,844
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES (0.5%)
   Tidewater                                                166,921        6,946
                                                                      ----------
PAPER & PAPER PRODUCTS (0.4%)
   International Paper                                      657,200        5,994
                                                                      ----------
PETROLEUM & FUEL PRODUCTS (19.4%)
   Apache                                                    94,100        7,058
   Chevron                                                1,022,000       72,071

                                                                           Value
                                                           Shares          (000)
                                                         ----------   ----------
PETROLEUM & FUEL PRODUCTS (CONTINUED)
   ConocoPhillips                                           920,300   $   43,742
   Exxon Mobil                                            1,010,600       77,291
   Marathon Oil                                             811,400       22,094
   Occidental Petroleum                                     174,600        9,524
   Patterson-UTI Energy                                     346,600        3,314
   Sunoco                                                   186,000        8,616
   Tesoro                                                   223,000        3,842
   Valero Energy                                            583,000       14,062
                                                                      ----------
                                                                         261,614
                                                                      ----------
PHARMACEUTICALS (11.5%)
   Eli Lilly                                                531,000       19,551
   Endo Pharmaceuticals Holdings *                          246,800        5,546
   Forest Laboratories *                                    428,000       10,717
   King Pharmaceuticals *                                   947,600        8,282
   Merck                                                    357,000       10,192
   Mylan Laboratories *                                     552,400        6,259
   Pfizer                                                 3,470,000       50,593
   Schering-Plough                                          608,300       10,682
   Wyeth                                                    764,100       32,833
                                                                      ----------
                                                                         154,655
                                                                      ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
   Eastman Kodak                                            235,000        1,065
                                                                      ----------
PRINTING & PUBLISHING (0.8%)
   AH Belo, Cl A                                            316,000          452
   American Greetings, Cl A                                 310,900        1,349
   Gannett                                                  234,500        1,353
   Lexmark International, Cl A *                            299,400        7,090
                                                                      ----------
                                                                          10,244
                                                                      ----------
REINSURANCE (0.8%)
   Everest Re Group                                         161,700       10,187
                                                                      ----------
RETAIL (2.0%)
   Barnes & Noble                                           120,100        1,972
   JC Penney                                                165,200        2,767
   Kroger                                                   460,500       10,362
   Safeway                                                  572,900       12,277
                                                                      ----------
                                                                          27,378
                                                                      ----------
SEMI-CONDUCTORS/INSTRUMENTS (0.5%)
   Sanmina-SCI *                                            733,338          242
   Texas Instruments                                        276,100        4,128
   Vishay Intertechnology *                                 874,800        2,589
                                                                      ----------
                                                                           6,959
                                                                      ----------
STEEL & STEEL WORKS (1.1%)
   Alcoa                                                    548,200        4,271
   Nucor                                                    125,800        5,131
   Reliance Steel & Aluminum                                181,400        4,014
   United States Steel                                       65,500        1,967
                                                                      ----------
                                                                          15,383
                                                                      ----------
TECHNOLOGY DISTRIBUTORS (0.2%)
   Insight Enterprises *                                    452,500        2,344
                                                                      ----------

SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

                                                                           Value
LSV VALUE EQUITY FUND                                      Shares          (000)
---------------------                                    ----------   ----------
TELEPHONES & TELECOMMUNICATIONS (8.2%)
   AT&T                                                   2,445,900   $   60,218
   CenturyTel                                               369,400       10,026
   JDS Uniphase *                                           726,834        2,638
   Verizon Communications                                 1,258,200       37,582
                                                                      ----------
                                                                         110,464
                                                                      ----------
TRUCKING (0.6%)
   Arkansas Best                                            189,700        4,437
   Con-way                                                  155,600        3,428
                                                                      ----------
                                                                           7,865
                                                                      ----------
TOTAL COMMON STOCK
     (Cost $2,296,424)                                                 1,342,939
                                                                      ----------
WARRANTS (0.0%)
   Washington Mutual (A)                                     25,900           --
                                                                      ----------
TOTAL WARRANTS
     (Cost $0)                                                                --
                                                                      ----------
TOTAL INVESTMENTS (99.7%)
   (Cost $2,296,424) +                                                $1,342,939
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,347,259(000).
*    NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL - CLASS

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,258,284(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $97,475(000) AND $(1,012,820)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

January 31, 2009                                                     (Unaudited)

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 - Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets;

     - Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

                                    Level 1    Level 2   Level 3      Total
                                  ----------   -------   -------   ----------
Investments in Securities (000)   $1,342,939     $--       $--     $1,342,939

LSV-QH-001-1100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009